Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Basic:
Profit attributable to shareholders of the Company		¥ 742,848	¥ 250,215
Weighted average number of common stock in issue (in thousands of shares)		3,856,964	3,924,763
Basic earnings per share	[1]	¥ 192.6	¥ 63.75
Diluted:
Profit attributable to the common shareholders of the Company		¥ 742,848	¥ 250,215
Impact of dilutive potential ordinary shares issued by subsidiaries and associates			(2)
Net profit used to determine diluted earnings per share		¥ 742,848	¥ 250,213
Weighted average number of common stock in issue (in thousands of shares)		3,856,964	3,924,763
Adjustments for stock options (in thousands of shares)		788	987
Weighted average number of common stock for diluted earnings per share (in thousands of shares)		3,857,752	3,925,750
Diluted earnings per share	[1]	¥ 192.56	¥ 63.74

[1]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Basic and diluted earnings per share are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2025.